S000094552 [Member] Investment Objectives and Goals - Franklin Municipal High Yield ETF	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks high current income exempt from federal income tax.